Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
Percentage of functional currency	12.50%
Profit (loss) on exchange rate changes in translation	$ 95	$ 53	$ 185